Income Taxes - Reconciliation of the beginning and ending amount of unrecognized tax benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Reconciliation of the beginning and ending amount of unrecognized tax benefit
Balance at the beginning of the year	¥ 1,430	$ 224	¥ 2,183	¥ 447
Increase	317	50		1,736
Decrease			(753)
Balance at the end of the year	¥ 1,747	$ 274	¥ 1,430	¥ 2,183